Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property and equipment [table]
Schedule of financial disbursements of contractual commitments	.

	December 31,
Description	2023	2022

2023	—	2,025,240
2024	916,053	1,544,642
2025	1,290,764	1,969,208
2026	4,991,454	2,414,533
2027	4,359,775	1,361,299
After 2027	4,889,906	4,650,961
	16,447,952	13,965,883

Schedule of Letters of credit	:

	December, 31
	2023		2022
Description	R$	US$	R$	US$

Security deposits and maintenance reserves	1,979,883	408,957	2,453,336	470,194
Bank guarantees	9,161	—	44,563	—
	1,989,044	408,957	2,497,899	470,194

Aircraft
Disclosure of detailed information about property and equipment [table]
Schedule of aircraft aquisition

	December,31
Description	2023	2022

Lessors	31	32
Manufacturers	96	112
	127	144